Financial assets at fair value through profit or loss (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss
Carrying amount	¥ 1,690,967,000	¥ 2,540,925,000
Financial assets at fair value through profit or loss	1,655,509,000	2,540,925,000
Contingent returnable consideration
Financial assets at fair value through profit or loss
Carrying amount	1,438,000
Wealth management products
Financial assets at fair value through profit or loss
Carrying amount	¥ 1,689,529,000	¥ 2,540,925,000